Income Taxes Other Tax Matters (Details) - USD ($)	3 Months Ended								12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Other Tax Matters [Line Items]
Nondeductible expense related to restructuring and impairment									$ 28,000,000	$ 0	$ 30,000,000
Income tax provision									197,000,000	71,000,000	93,000,000
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount		$ (85,000,000)				$ (51,000,000)			(29,000,000)	(7,000,000)	(36,000,000)
Restructuring and impairment costs									288,000,000	215,000,000	165,000,000
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount			$ 780,000,000
Post sale contingent tax indemnification liabilities	$ 290,000,000								290,000,000
Business Divestitures, Not Specific
Other Tax Matters [Line Items]
Post sale contingent tax indemnification liabilities	255,000,000								255,000,000
(Loss) on divestiture	(12,000,000)
Global Workplace Solutions
Other Tax Matters [Line Items]
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount										680,000,000	35,000,000
Income from discontinued operations before income taxes										$ (1,203,000,000)	$ (119,000,000)
Headliner and Sunvisor [Member]
Other Tax Matters [Line Items]
(Loss) on divestiture							$ 95,000,000
Income tax expense from disposal							$ 38,000,000
Automotive Experience Interiors | Business Divestitures, Not Specific
Other Tax Matters [Line Items]
(Loss) on divestiture								$ (9,000,000)
Automotive Experience Interiors | Yanfeng Automotive Trim Systems [Member]
Other Tax Matters [Line Items]
Income from discontinued operations before income taxes				$ 145,000,000
Discontinued Operation, Gain on Disposal of Discontinued Operation, Net of Tax				38,000,000
Automotive Experience Interiors | Interiors
Other Tax Matters [Line Items]
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount				$ 223,000,000	$ 75,000,000
2016 Restructuring Plan [Member]
Other Tax Matters [Line Items]
Restructuring and impairment costs									620,000,000
Tyco Merger [Member]
Other Tax Matters [Line Items]
Income tax provision	$ 137,000,000
Adient spin-off [Member]
Other Tax Matters [Line Items]
Income tax provision									95,000,000
Substantial business reorganizations [Member]
Other Tax Matters [Line Items]
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount									1,891,000,000
Automotive Experience
Other Tax Matters [Line Items]
Income tax provision									$ 26,000,000